Other Liabilities - Schedule of change in actuarial liabilities (Detail) - Avon [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of defined benefit plans [line items]
Balance at the beginning of the year ended	R$ 520,805
Cost of services - current	28,015
Interest cost	17,370
Administrative costs	2,476
Company contributions	(17,212)
Benefits paid	(32,463)
Actuarial gain (loss) in OCI	76,523
Reclassifications	(14,451)
Plan amendments	(21,147)
Special termination benefits	(29,915)
Transfers	(25,273)
Others	(1,829)
Foreign currency changes	146,091
Balance at the end of the year ended	648,990
Pension Plan [member]
Disclosure of defined benefit plans [line items]
Balance at the beginning of the year ended	413,070
Cost of services - current	28,015
Interest cost	13,760
Administrative costs	2,476
Company contributions	(17,212)
Benefits paid	(4,611)
Actuarial gain (loss) in OCI	74,460
Reclassifications	(14,451)
Plan amendments
Special termination benefits
Transfers
Others	(2,814)
Foreign currency changes	117,268
Balance at the end of the year ended	609,961
Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Balance at the beginning of the year ended	107,735
Cost of services - current
Interest cost	3,610
Administrative costs
Company contributions
Benefits paid	(27,852)
Actuarial gain (loss) in OCI	2,063
Reclassifications
Plan amendments	(21,147)
Special termination benefits	(29,915)
Transfers	(25,273)
Others	985
Foreign currency changes	28,823
Balance at the end of the year ended	R$ 39,029